FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
      GAM Funds, Inc.    135 East 57th Street, New York, New York  10022

2.  Name of each series or class of funds for which this form is filed:
      GAM International Equtiy - Class A,B ,C
      GAM Asia-Pacific Equity - Class A
      GAM American Focus Equity - Class A and B
      GAM European Equity  - Class A
      GAMerica - Class A,B,C
      GAM Gabelli Long/Short - Class A,B, C
3.   Investment Company Act File Number:    811-4062
      Securities Act File Number:            2-92136

4(a).  Last day of fiscal year for which this form is filed:
         December 31, 2005

4(b).  Check box if this form is being filed late.
4(c).  Check this box if this is the last time the issuer will be filing this Form.
5.   Calculation of registration fee:
      (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24f-2: $45,821,425
      (ii)  Aggregate price of securities redeemed or
       repurchased during the fiscal year:
            $109,638,598
      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
              to the Commission:      $2,258,131,681
      (iv)  Total available redemption credits.
      [add Items 5(ii) and 5(iii)]:
            $2,367,770,279
     (v)   Net sales - If Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:   $0
      (vi)  Redemption credits available for use in future years
              - If Item 5(i) is less than 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:
               $(2,321,948,854)
      (vii) Multiplier for determining registration fee
	(See Instruction C.9): x .0001177
     (viii)  Registration fee due [multiply Item 5(v)
	by Item 5(vii)]
               (enter "0" if no fee is due):          = $0
 6.  Prepaid Shares

      If the response to Item 5(i) was determined by deducting
an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then
report the amount of securities (number of shares or other units) deducted here: N/A If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at  (cont.)
the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here:   N/A.

 7. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
      (see Instruction D):                                    + $0
 8.  Total of the amount of registration fee due plus any interest due
      [line 5(viii) plus line 7]                              = $0
 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                       Method of Delivery:
                                             x      Wire Transfer
                                                   Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kenneth A. Dursht

Kenneth A. Dursht  Secretary of the Funds

Date:  March 15, 2006

























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